Cover	Oct. 02, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
DocumentPeriodEndDate	Oct. 02, 2023
FileNumber	333-225433
Registrant Name	AVANT TECHNOLOGIES, INC.
Entity Central Index Key	0001740797
TaxIdentificationNumber	38-4053064
IncorporationStateCountryCode	NV
AddressLine1	5348 Vegas Drive
AddressCity	Las Vegas
Address State	NV
AddressPostalZipCode	89108
City Area Code	702
Local Phone Number	509-1747
WrittenCommunications	false
SolicitingMaterial	false
PreCommencementTenderOffer	false
PreCommencementIssuerTenderOffer	false
Entity Emerging Growth Company	true
ExTransitionPeriod	false